SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 76.3%

Communication Services — 5.7%
Activision Blizzard Inc	8,545	$831
Alphabet Inc, Cl A *	1,919	4,523
Alphabet Inc, Cl C *	905	2,182
AT&T Inc	53,429	1,572
Cable One Inc	159	289
Charter Communications Inc, Cl A *	128	89
Cogent Communications Holdings Inc	1,022	77
Comcast Corp, Cl A	14,311	821
Discovery *	2,402	77
Electronic Arts Inc	4,755	680
Fox Corp	2,882	106
IAC *	443	71
Interpublic Group of Cos Inc/The	4,252	143
John Wiley & Sons Inc, Cl A	1,163	74
Lions Gate Entertainment, Cl B *	4,359	76
Live Nation Entertainment Inc *	1,131	102
Madison Square Garden Sports C *	191	35
Match Group *	658	94
Netflix Inc *	129	65
New York Times Co/The, Cl A	2,073	89
Omnicom Group Inc	9,271	763
Pinterest Inc, Cl A *	10,815	706
Roku, Cl A *	298	103
Snap, Cl A *	2,017	125
Spotify Technology SA *	1,813	438
Take-Two Interactive Software Inc *	1,384	257
TEGNA	5,058	98
T-Mobile US Inc *	10,602	1,500
TripAdvisor *	1,860	81
Twitter Inc *	1,852	107
Verizon Communications Inc	21,390	1,208
ViacomCBS Inc	2,056	96
ViacomCBS Inc, Cl B	2,018	86
Vimeo *	719	30
Walt Disney Co/The	6,703	1,197
World Wrestling Entertainment, Cl A	1,782	99
Zynga Inc, Cl A *	22,216	241

		19,131

Consumer Discretionary — 10.2%
Aaron’s Co Inc	6,759	243
Advance Auto Parts Inc	623	118
Amazon.com Inc *	1,987	6,404
American Eagle Outfitters Inc	16,752	593
AutoNation *	1,082	110
AutoZone Inc *	44	62
Best Buy Co Inc	976	113
Booking Holdings Inc *	27	64
BorgWarner Inc	537	28
Brunswick Corp	1,228	126
Burlington Stores Inc *	404	131

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Capri Holdings *	2,143	$122
CarMax Inc *	744	86
Carnival Corp *	4,654	138
Carter’s Inc	1,053	108
Carvana Co, Cl A *	927	246
Chegg Inc *	1,402	108
Chipotle Mexican Grill Inc, Cl A *	81	111
Columbia Sportswear Co	602	62
Core-Mark Holding Co Inc	6,330	290
Darden Restaurants Inc	1,745	250
Dick’s Sporting Goods Inc	1,799	175
Dollar General Corp	9,398	1,907
Dollar Tree Inc *	565	55
Domino’s Pizza Inc	993	424
DR Horton Inc	1,823	174
DraftKings Inc, Cl A *	1,618	81
eBay Inc	5,427	330
Expedia Group *	2,481	439
Foot Locker Inc	2,533	160
Ford Motor Co *	6,427	93
frontdoor Inc *	1,979	106
Gap Inc/The	4,895	164
Garmin Ltd	814	116
General Motors Co *	15,740	934
Gentex	2,897	103
Goodyear Tire & Rubber Co/The *	5,890	117
Graham Holdings Co, Cl B	232	154
Grubhub *	1,629	98
H&R Block Inc	6,724	167
Hanesbrands Inc	1,600	31
Hasbro Inc	526	50
Hilton Worldwide Holdings Inc *	1,519	190
Home Depot Inc/The	4,123	1,315
Hyatt Hotels Corp, Cl A *	774	60
KB Home	2,788	131
Kohl’s Corp	839	47
Las Vegas Sands Corp *	9,875	570
Lear Corp	411	79
Lithia Motors, Cl A	770	271
Lowe’s Cos Inc	16,639	3,242
Magna International Inc	12,236	1,231
Marriott International Inc/MD, Cl A *	679	97
Mattel Inc *	5,705	121
McDonald’s Corp	2,783	651
MGM Resorts International	9,280	398
Mohawk Industries Inc *	721	152
Monro Inc	4,052	253
Murphy USA	644	87
NIKE Inc, Cl B	7,401	1,010
Nordstrom Inc *	1,516	51
Norwegian Cruise Line Holdings Ltd *	2,379	76
NVR *	23	112

SEI Catholic Values Trust / Quarterly Report / May 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
O’Reilly Automotive Inc *	141	$75
Oxford Industries	1,191	114
Peloton Interactive Inc, Cl A *	1,049	116
Polaris Inc	549	72
Pool Corp	261	114
PulteGroup Inc	8,539	493
PVH Corp *	1,066	122
Ralph Lauren, Cl A	847	105
Ross Stores Inc	18,294	2,312
Royal Caribbean Cruises Ltd *	765	71
Service Corp International/US	1,137	60
Shutterstock	2,033	184
Starbucks Corp	9,991	1,138
Steven Madden	2,716	112
Tapestry *	2,532	114
Target Corp	1,620	368
Tempur Sealy International	2,754	106
Terminix Global Holdings Inc *	2,501	123
Tesla Inc *	681	426
Thor Industries Inc	1,119	138
TJX Cos Inc/The	5,133	347
Tractor Supply Co	1,428	259
Travel + Leisure	1,185	77
Ulta Beauty Inc *	893	308
Urban Outfitters Inc *	5,762	226
Vail Resorts Inc	213	70
VF Corp	1,652	132
Vista Outdoor *	3,390	148
Wendy’s Co/The	2,626	61
Whirlpool	461	109
Williams-Sonoma Inc	555	94
Wingstop Inc	789	113
Wyndham Hotels & Resorts Inc	874	66
Yum China Holdings Inc	3,981	269
Yum! Brands Inc	560	67

		34,244

Consumer Staples — 6.6%
Altria Group Inc	30,349	1,494
Archer-Daniels-Midland Co	1,290	86
Brown-Forman Corp, Cl B	1,103	89
Bunge Ltd	963	84
Calavo Growers Inc	1,642	117
Campbell Soup Co	2,145	104
Casey’s General Stores Inc	344	76
Clorox Co/The	495	87
Coca-Cola Co/The	35,844	1,982
Colgate-Palmolive Co	7,124	597
Conagra Brands Inc	39,281	1,497
Constellation Brands Inc, Cl A	474	114
Costco Wholesale Corp	1,758	665
Energizer Holdings Inc	2,100	97

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Estee Lauder, Cl A	422	$129
Flowers Foods Inc	2,694	65
General Mills Inc	1,001	63
Grocery Outlet Holding Corp *	1,589	54
Hain Celestial Group Inc/The *	2,713	111
Hershey Co/The	1,957	339
Hormel Foods Corp	1,199	58
Ingredion Inc	5,216	495
JM Smucker Co/The	10,199	1,359
Kellogg Co	3,231	212
Keurig Dr Pepper Inc	1,806	67
Kimberly-Clark Corp	2,896	378
Kraft Heinz Co/The	1,549	67
Kroger Co/The	78,163	2,890
Lamb Weston Holdings Inc	1,288	106
McCormick & Co Inc/MD	1,882	168
MGP Ingredients	1,668	116
Molson Coors Beverage Co, Cl B *	17,679	1,031
Mondelez International Inc, Cl A	3,900	248
Nomad Foods Ltd *	17,492	536
PepsiCo Inc	6,344	938
Philip Morris International Inc	18,448	1,779
Pilgrim’s Pride Corp *	3,199	77
Reynolds Consumer Products	3,307	100
Sanderson Farms	619	101
Sprouts Farmers Market Inc *	6,447	171
Sysco Corp	22,601	1,831
TreeHouse Foods Inc *	3,179	155
Tyson Foods Inc, Cl A	5,285	420
US Foods Holding Corp *	13,632	531
Walgreens Boots Alliance Inc	7,606	400

		22,084

Energy — 2.3%
Antero Midstream	11,161	107
Baker Hughes Co, Cl A	8,820	215
Cabot Oil & Gas Corp	4,804	79
Canadian Natural Resources Ltd	43,253	1,497
Cheniere Energy Inc *	1,728	147
Chevron Corp	20,577	2,136
Cimarex Energy Co	1,104	75
ConocoPhillips	7,088	395
Devon Energy Corp	6,524	173
Diamondback Energy Inc	1,270	102
DMC Global Inc *	1,868	99
EOG Resources Inc	1,358	109
EQT Corp *	6,571	137
Exxon Mobil Corp	8,227	480
Halliburton Co	5,206	117
Helmerich & Payne Inc	3,831	108
Hess Corp	1,868	157
HollyFrontier Corp	2,771	90

2	SEI Catholic Values Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kinder Morgan Inc/DE	19,664	$361
Marathon Oil Corp	9,442	115
Marathon Petroleum Corp	2,427	150
ONEOK Inc	2,578	136
Phillips 66	1,454	122
Pioneer Natural Resources Co	761	116
Schlumberger Ltd	4,621	145
Select Energy Services, Cl A *	16,447	93
Valero Energy Corp	1,795	144
Williams Inc	4,821	127

		7,732

Financials — 12.0%
Affiliated Managers Group Inc	631	103
Aflac Inc	10,180	577
AGNC Investment Corp ‡	2,829	52
Allstate Corp/The	1,314	180
Ally Financial Inc	2,235	122
American Express Co	1,286	206
American National Group Inc	752	113
Ameriprise Financial Inc	528	137
Annaly Capital Management Inc ‡	107,744	999
Apollo Global Management Inc, Cl A	2,038	117
Associated Banc-Corp	7,893	181
Assured Guaranty	1,974	94
Bank of America Corp	49,159	2,084
Bank of Hawaii Corp	618	55
Bank of New York Mellon Corp/The	6,146	320
Bank OZK	9,680	413
BankUnited Inc	8,965	428
Berkshire Hathaway Inc, Cl B *	4,817	1,394
BlackRock Inc, Cl A	522	458
BOK Financial Corp	794	72
Capital One Financial Corp	657	106
Charles Schwab Corp/The	8,887	656
Chimera Investment Corp ‡	7,819	111
Chubb Ltd	1,561	265
Citigroup Inc	41,337	3,254
Citizens Financial Group Inc	15,919	794
CME Group Inc, Cl A	2,621	573
CNA Financial Corp	1,170	56
Cohen & Steers Inc	2,433	178
Comerica Inc	5,306	417
Commerce Bancshares Inc/MO	1,138	89
Cullen/Frost Bankers Inc	599	72
Discover Financial Services	1,133	133
Dynex Capital ‡	5,368	105
East West Bancorp Inc	1,870	140
Equitable Holdings Inc	4,036	128
Erie Indemnity Co, Cl A	343	69
Essent Group Ltd	3,347	160
Evercore Inc, Cl A	786	115

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Everest Re Group Ltd	248	$64
FactSet Research Systems Inc	513	172
Fifth Third Bancorp	1,877	79
First Hawaiian Inc	1,924	54
First Horizon National Corp	10,810	206
First Republic Bank/CA	491	94
FNB Corp	33,393	448
Franklin Resources Inc	1,707	58
GoHealth Inc, Cl A *	4,648	53
Hartford Financial Services Group Inc/The	4,339	284
Hercules Capital	6,250	106
Home BancShares Inc/AR	4,338	119
Huntington Bancshares Inc/OH	3,797	60
Intercontinental Exchange Inc	6,912	780
Invesco Ltd	3,179	91
JPMorgan Chase & Co	16,257	2,670
KeyCorp	3,317	76
KKR & Co Inc, Cl A	2,511	140
Lincoln National Corp	1,943	136
LPL Financial Holdings	709	105
M&T Bank Corp	568	91
MarketAxess Holdings Inc	557	260
Marsh & McLennan Cos Inc	20,914	2,893
MetLife Inc	4,026	263
Moody’s Corp	248	83
Morgan Stanley	16,794	1,527
Morningstar Inc	253	60
MSCI Inc, Cl A	201	94
Nasdaq Inc	587	98
New York Community Bancorp	10,889	130
Northern Trust Corp	2,012	244
OneMain Holdings Inc, Cl A	1,860	108
PacWest Bancorp	5,717	258
People’s United Financial Inc	4,672	88
Pinnacle Financial Partners	2,549	232
PNC Financial Services Group Inc/The	2,121	413
Popular Inc	1,000	82
Primerica	683	111
Principal Financial Group Inc	1,152	75
Progressive Corp/The	6,508	645
Prosperity Bancshares Inc	1,900	143
Prudential Financial Inc	5,745	615
Raymond James Financial Inc	907	120
Regions Financial Corp	5,506	129
Rocket Inc, Cl A	6,200	110
S&P Global Inc	3,045	1,156
Santander Consumer USA Holdings Inc	2,144	81
Signature Bank NY	419	105
SLM Corp	33,402	676
Starwood Property Trust ‡	4,020	102
State Street Corp	25,760	2,241
Sterling Bancorp	4,380	117

SEI Catholic Values Trust / Quarterly Report / May 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Synchrony Financial	2,944	$140
Synovus Financial Corp	5,299	260
T Rowe Price Group Inc	674	129
TCF Financial Corp	2,401	114
Travelers Cos Inc/The	433	69
Truist Financial Corp	2,659	164
Two Harbors Investment Corp ‡	94,975	683
Umpqua Holdings Corp	25,167	480
Univest Financial	3,549	104
US Bancorp	42,704	2,596
Virtu Financial Inc, Cl A	3,660	111
Voya Financial Inc	1,531	100
Webster Financial Corp	3,840	218
Western Alliance Bancorp	2,780	278
Wintrust Financial Corp	1,614	130
Zions Bancorp NA	1,209	70

		40,317

Health Care — 9.5%
Abbott Laboratories	9,142	1,066
ABIOMED Inc *	297	85
Acadia Healthcare Co Inc *	1,743	112
Acceleron Pharma Inc *	1,022	134
Adaptive Biotechnologies Corp *	995	38
Agios Pharmaceuticals Inc *	3,322	185
Alexion Pharmaceuticals Inc *	7,546	1,332
Align Technology Inc *	210	124
Alnylam Pharmaceuticals Inc *	1,813	257
AmerisourceBergen Corp, Cl A	17,208	1,975
Anthem Inc	1,274	507
Avantor Inc *	10,780	347
Baxter International Inc	8,537	701
Berkeley Lights Inc *	1,421	62
BioMarin Pharmaceutical Inc *	3,751	290
Boston Scientific Corp *	19,665	837
Bruker Corp	9,855	684
Cardinal Health Inc	3,870	217
Cerner Corp	7,854	615
Change Healthcare Inc *	2,000	47
Chemed Corp	502	247
Cigna Corp	3,235	837
CVS Health Corp	49,054	4,240
DaVita Inc *	1,288	155
DENTSPLY SIRONA Inc	1,719	115
DexCom Inc *	967	357
Edwards Lifesciences Corp *	6,662	639
Elanco Animal Health Inc *	16,677	600
Encompass Health Corp	2,370	203
Ensign Group Inc/The	838	70
Envista Holdings Corp *	2,745	120
Exact Sciences Corp *	2,022	223
Exelixis Inc *	13,403	302

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Global Blood Therapeutics Inc *	1,525	$59
Globus Medical Inc, Cl A *	2,212	159
Guardant Health Inc *	457	57
Henry Schein Inc *	2,467	188
Hill-Rom Holdings Inc	1,552	173
Hologic Inc *	1,306	82
Humana Inc	817	358
ICU Medical Inc *	171	36
IDEXX Laboratories Inc *	489	273
Incyte Corp *	5,877	492
Insulet Corp *	385	104
Integra LifeSciences Holdings Corp *	1,163	80
Intuitive Surgical Inc *	558	470
Ionis Pharmaceuticals Inc *	3,796	141
Iovance Biotherapeutics Inc *	1,232	23
IQVIA Holdings Inc *	3,633	873
Laboratory Corp of America Holdings *	513	141
LeMaitre Vascular	2,009	103
Luminex Corp	23,712	875
Maravai LifeSciences Holdings, Cl A *	3,122	117
Masimo Corp *	645	139
McKesson Corp	370	71
Mettler-Toledo International Inc *	629	818
Nektar Therapeutics, Cl A *	3,190	58
Neurocrine Biosciences Inc *	2,482	239
Penumbra Inc *	330	82
PPD Inc *	3,455	159
PRA Health Sciences Inc *	884	151
Premier Inc, Cl A	12,059	398
Prestige Consumer Healthcare *	10,241	511
Quest Diagnostics Inc	2,735	360
Repligen Corp *	922	168
ResMed Inc	3,241	667
Sage Therapeutics Inc *	1,667	116
Sana Biotechnology *	3,122	65
Sarepta Therapeutics Inc *	348	26
Seagen Inc *	1,536	239
Sotera Health *	3,916	94
Stryker Corp	2,405	614
Teladoc Health Inc *	293	44
Teleflex Inc	1,029	414
United Therapeutics Corp *	3,075	572
Veeva Systems Inc, Cl A *	1,171	341
Waters Corp *	2,251	725
West Pharmaceutical Services Inc	999	347
Zimmer Biomet Holdings Inc	5,327	897
Zoetis Inc, Cl A	5,480	968

		31,810

Industrials — 6.1%
3M Co	4,290	871
ABM Industries Inc	2,652	132

4	SEI Catholic Values Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ADT Inc	6,874	$71
AECOM *	2,764	180
AerCap Holdings NV *	5,396	318
AGCO Corp	675	93
Air Lease Corp, Cl A	6,874	323
Alaska Air Group Inc *	775	54
Allison Transmission Holdings Inc	400	17
AMERCO	140	80
American Airlines Group Inc *	4,404	107
AMETEK Inc	605	82
AO Smith Corp	943	67
Armstrong World Industries Inc	1,080	115
Booz Allen Hamilton Holding, Cl A	1,232	105
Carrier Global	2,640	121
Caterpillar Inc	357	86
Cintas Corp	215	76
Copart Inc *	809	104
CoStar Group Inc *	303	259
CSX Corp	1,508	151
Cummins Inc	1,667	429
Deere & Co	1,422	513
Delta Air Lines Inc *	3,480	166
Donaldson Co Inc	397	24
Dover Corp	1,366	206
EMCOR Group	908	115
Emerson Electric Co	1,607	154
EnPro Industries	1,183	109
Equifax Inc	375	88
Expeditors International of Washington Inc	896	113
Fastenal Co	1,480	78
FedEx Corp	1,376	433
Flowserve Corp	1,306	55
Fortive Corp	627	45
FTI Consulting Inc *	918	126
Graco Inc	401	30
GrafTech International Ltd	3,996	53
HEICO Corp	674	95
Hexcel Corp *	889	53
Hubbell Inc, Cl B	100	19
IHS Markit Ltd	1,053	111
Illinois Tool Works Inc	3,481	807
Ingersoll Rand Inc *	2,918	145
ITT	1,117	105
JB Hunt Transport Services Inc	477	82
JetBlue Airways Corp *	6,090	122
Kansas City Southern	423	126
Kelly Services, Cl A *	4,545	117
Kirby Corp *	2,029	133
Knight-Swift Transportation Holdings Inc, Cl A	1,702	81
Korn Ferry	1,643	107
Landstar System Inc	477	81

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lennox International Inc	194	$68
Lincoln Electric Holdings	809	104
Macquarie Infrastructure Corp	1,159	40
ManpowerGroup Inc	944	114
ManTech International Corp/VA, Cl A	3,515	306
Masco Corp	1,719	104
Mercury Systems *	1,569	103
MSA Safety Inc	672	113
MSC Industrial Direct Co Inc, Cl A	5,596	528
Nordson Corp	843	187
Norfolk Southern Corp	420	118
Old Dominion Freight Line	406	108
Oshkosh Corp	837	110
Otis Worldwide Corp	1,520	119
Owens Corning	790	84
PACCAR Inc	771	71
Parker-Hannifin Corp	356	110
Quanta Services	1,185	113
Regal Beloit Corp	733	104
Republic Services Inc, Cl A	700	76
Robert Half International Inc	1,607	143
Rockwell Automation Inc	1,053	278
Rollins Inc	2,023	69
Roper Technologies Inc	173	78
Ryder System Inc	2,375	194
Schneider National Inc, Cl B	2,470	60
Snap-on Inc	657	167
Southwest Airlines Co *	1,122	69
Spirit AeroSystems Holdings Inc, Cl A	1,276	63
Stanley Black & Decker Inc	4,972	1,078
Team *	12,316	105
Teledyne Technologies *	252	106
Tetra Tech Inc	1,268	151
Timken Co/The	1,209	107
Toro Co/The	721	80
TransDigm Group Inc *	1,289	836
Trex *	956	93
Trinity Industries Inc	2,541	71
Uber Technologies Inc *	2,765	141
UniFirst	449	100
Union Pacific Corp	3,457	777
United Airlines Holdings Inc *	1,164	68
United Parcel Service Inc, Cl B	2,273	488
United Rentals Inc *	308	103
Univar Solutions Inc *	2,330	63
Valmont Industries Inc	383	95
Verisk Analytics Inc, Cl A	474	82
Waste Management Inc	3,911	550
Watsco Inc	331	96
Westinghouse Air Brake Technologies Corp	720	60
WW Grainger Inc	5,076	2,346

SEI Catholic Values Trust / Quarterly Report / May 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem Inc/NY	5,273	$623

		20,353

Information Technology — 17.6%
Adobe Inc *	6,929	3,496
Advanced Micro Devices Inc *	9,549	765
Akamai Technologies Inc *	623	71
Alliance Data Systems Corp	1,401	170
Amdocs Ltd	2,854	223
Amphenol Corp, Cl A	1,822	123
Analog Devices Inc	1,648	271
ANSYS Inc *	247	83
Apple Inc	56,003	6,979
Applied Materials Inc	20,269	2,800
Arista Networks Inc *	3,935	1,335
Arrow Electronics Inc *	1,030	124
Aspen Technology Inc *	767	105
AudioCodes Ltd	3,496	113
Autodesk Inc *	816	233
Automatic Data Processing Inc	10,954	2,147
Avalara Inc *	758	100
Avnet Inc	1,907	84
Badger Meter Inc	1,861	178
BigCommerce Holdings *	1,327	72
Black Knight Inc *	1,137	83
Broadcom Inc	1,407	665
Broadridge Financial Solutions Inc	1,766	282
Cadence Design Systems Inc *	832	106
CDK Global	1,878	98
CDW Corp	774	128
Ceridian HCM Holding *	1,194	107
Ciena Corp *	1,878	99
Cirrus Logic Inc *	1,236	97
Cisco Systems Inc	22,109	1,170
Citrix Systems Inc	1,286	148
CMC Materials Inc	872	135
Cognex Corp	774	61
Cognizant Technology Solutions Corp, Cl A	2,694	193
Coherent Inc *	769	202
CommScope Holding Co Inc *	8,049	163
Concentrix Corp *	404	62
Coupa Software Inc *	405	96
Crowdstrike Holdings Inc, Cl A *	517	115
Dell Technologies Inc, Cl C *	1,116	110
DocuSign Inc, Cl A *	497	100
Dolby Laboratories Inc, Cl A	1,050	102
Dropbox Inc, Cl A *	5,565	152
Duck Creek Technologies Inc *	2,806	110
DXC Technology Co *	9,464	359
EchoStar Corp, Cl A *	3,309	88
Elastic NV *	642	76
Enphase Energy Inc *	552	79

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EPAM Systems Inc *	306	$146
Everbridge Inc *	594	70
ExlService Holdings *	1,082	110
F5 Networks Inc *	506	94
Fidelity National Information Services Inc	6,006	895
FireEye Inc *	2,720	61
First Solar Inc *	343	26
Fiserv Inc *	5,598	645
Five9 Inc *	1,295	229
FleetCor Technologies Inc *	370	102
Fortinet *	523	114
Gartner *	527	122
Genpact Ltd	5,245	240
Global Payments Inc	9,710	1,881
Globant SA *	3,140	684
GoDaddy Inc, Cl A *	1,178	95
Hewlett Packard Enterprise Co	41,813	667
HP Inc	17,562	513
HubSpot Inc *	242	122
Intuit Inc	1,817	798
IPG Photonics Corp *	692	145
Jabil Inc	2,333	132
Jack Henry & Associates Inc	1,949	300
Jamf Holding Corp *	1,893	66
Juniper Networks Inc	9,983	263
Keysight Technologies Inc *	1,697	242
KLA Corp	445	141
Lam Research Corp	155	101
Littelfuse Inc	331	86
Manhattan Associates *	860	117
Marvell Technology	1,417	68
Mastercard Inc, Cl A	2,813	1,014
Maxim Integrated Products Inc	912	93
MAXIMUS Inc	4,896	454
McAfee, Cl A	4,220	106
Microchip Technology Inc	7,385	1,159
Micron Technology Inc *	13,878	1,168
MKS Instruments Inc	668	126
Monolithic Power Systems Inc	281	96
Motorola Solutions Inc	302	62
National Instruments Corp	3,105	127
nCino Inc *	762	47
NCR Corp *	1,832	88
NetApp Inc	1,531	118
NortonLifeLock Inc	6,773	187
Nuance Communications *	2,270	120
Nutanix Inc, Cl A *	4,280	135
NVIDIA Corp	4,458	2,897
NXP Semiconductors NV	4,380	926
Okta Inc, Cl A *	363	81
ON Semiconductor Corp *	3,126	125
Palo Alto Networks *	420	153

6	SEI Catholic Values Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paychex Inc	1,390	$141
Paycom Software Inc *	217	72
Paylocity Holding Corp *	467	79
PayPal Holdings Inc *	12,178	3,167
Power Integrations Inc	1,574	129
Proofpoint *	381	66
PTC Inc *	835	112
QUALCOMM Inc	9,691	1,304
Rackspace Technology *	4,409	89
RingCentral Inc, Cl A *	199	52
Rogers *	544	102
salesforce.com Inc *	8,913	2,122
ServiceNow Inc *	552	262
Skyworks Solutions Inc	606	103
Slack Technologies Inc, Cl A *	3,071	135
Smartsheet Inc, Cl A *	1,379	81
Splunk Inc *	489	59
Square, Cl A *	434	97
StoneCo, Cl A *	1,174	77
Switch Inc, Cl A	6,231	118
SYNNEX Corp	404	51
Synopsys Inc *	451	115
Teradata Corp *	4,945	237
Teradyne Inc	841	111
Texas Instruments Inc	5,437	1,032
Trade Desk, Cl A *	153	90
Trimble Inc *	1,500	117
Twilio Inc, Cl A *	275	92
Tyler Technologies *	237	96
Universal Display Corp	975	210
VeriSign Inc *	466	102
ViaSat Inc *	2,883	153
Viavi Solutions *	6,176	108
Visa Inc, Cl A	16,660	3,787
VMware Inc, Cl A *	382	60
Vontier Corp	250	9
Western Digital Corp *	2,446	184
Western Union Co	4,919	120
WEX Inc *	324	63
Workday Inc, Cl A *	738	169
Xerox Holdings Corp	5,099	120
Xilinx Inc	598	76
Zebra Technologies, Cl A *	214	106
Zendesk Inc *	700	96
Zoom Video Communications, Cl A *	186	62
Zscaler Inc *	487	95

		59,043

Materials — 2.6%
Air Products and Chemicals Inc	2,611	782
Alcoa Corp *	13,307	528
AptarGroup Inc	1,090	161

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ardagh Group, Cl A	5,727	$142
Avery Dennison Corp	548	121
Axalta Coating Systems Ltd *	700	23
Ball Corp	927	76
Berry Global Group Inc *	2,689	183
Cabot Corp	1,164	74
Celanese, Cl A	707	117
CF Industries Holdings Inc	2,717	145
Corteva Inc	3,591	163
Crown Holdings Inc	2,788	288
Dow Inc	975	67
DuPont de Nemours Inc	10,129	857
Eastman Chemical Co	4,713	591
Ecolab Inc	466	100
FMC Corp	524	61
Freeport-McMoRan Inc	5,276	225
Huntsman Corp	4,477	127
Ingevity *	1,326	109
International Flavors & Fragrances Inc	737	104
International Paper Co	1,238	78
Livent Corp *	6,350	124
LyondellBasell Industries NV, Cl A	607	68
Martin Marietta Materials	317	115
Mosaic Co/The	4,600	166
NewMarket Corp	145	50
Newmont Corp	14,973	1,100
Nucor Corp	870	89
O-I Glass Inc, Cl I *	8,446	156
Packaging Corp of America	655	97
PPG Industries Inc	510	92
Quaker Chemical Corp	241	58
Reliance Steel & Aluminum Co	701	118
Royal Gold Inc	466	58
Sherwin-Williams Co/The	3,025	858
Sonoco Products Co	903	61
Steel Dynamics Inc	1,777	111
Valvoline Inc	2,446	81
Vulcan Materials Co	363	67
Westrock Co	1,448	84

		8,675

Real Estate — 1.5%
Alexandria Real Estate Equities Inc ‡	885	158
American Campus Communities Inc ‡	1,095	52
American Tower Corp ‡	1,117	285
Americold Realty Trust ‡	2,617	100
AvalonBay Communities Inc ‡	909	188
Boston Properties Inc ‡	2,949	347
Brandywine Realty Trust ‡	3,873	54
Brixmor Property Group ‡	4,961	113
CBRE Group Inc, Cl A *‡	1,590	140
Columbia Property Trust ‡	5,788	101

SEI Catholic Values Trust / Quarterly Report / May 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CoreSite Realty Corp ‡	816	$99
Corporate Office Properties Trust ‡	3,768	104
Crown Castle International Corp ‡	685	130
CubeSmart ‡	1,472	64
Digital Realty Trust Inc ‡	437	66
Duke Realty ‡	2,335	108
Empire State Realty Trust, Cl A ‡	6,611	78
Equinix Inc ‡	145	107
Equity Commonwealth ‡	3,273	90
Equity Residential ‡	780	60
Essex Property Trust Inc ‡	187	55
Extra Space Storage Inc ‡	438	66
Federal Realty Investment Trust ‡	402	46
Gaming and Leisure Properties Inc ‡	17	1
Healthpeak Properties Inc ‡	3,935	131
Host Hotels & Resorts Inc ‡	9,310	160
Howard Hughes Corp/The *‡	411	43
Iron Mountain Inc ‡	1,533	67
JBG SMITH Properties ‡	3,147	101
Jones Lang LaSalle Inc *‡	410	83
Kennedy-Wilson Holdings Inc ‡	2,346	47
Kilroy Realty Corp ‡	811	57
Kimco Realty Corp ‡	2,506	53
National Retail Properties Inc ‡	993	46
Newmark Group, Cl A ‡	9,389	121
Prologis Inc ‡	2,414	284
Public Storage ‡	298	84
QTS Realty Trust, Cl A ‡	1,592	101
Realty Income Corp ‡	747	51
Regency Centers Corp ‡	826	53
Ryman Hospitality Properties Inc *‡	783	59
SBA Communications Corp, Cl A ‡	364	109
Simon Property Group Inc ‡	566	73
SL Green Realty Corp ‡	584	46
STORE Capital Corp ‡	1,477	51
UDR ‡	2,288	109
Ventas Inc ‡	1,890	105
VEREIT Inc ‡	1,259	60
Vornado Realty Trust Co ‡	765	36
Welltower Inc ‡	1,829	137
Weyerhaeuser Co ‡	2,954	112

		4,991

Utilities — 2.2%
AES Corp/The	4,013	102
Algonquin Power & Utilities Corp	3,894	60
Alliant Energy Corp	1,828	104
Ameren Corp	786	66
American Electric Power Co Inc	1,847	159
American States Water Co	2,520	200
American Water Works Co Inc	2,358	366
Atmos Energy Corp	622	62

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avangrid Inc	2,174	$115
CMS Energy Corp	5,948	373
Consolidated Edison Inc	3,038	235
Dominion Energy Inc	1,583	121
DTE Energy Co	931	128
Duke Energy Corp	2,448	245
Edison International	839	47
Entergy Corp	595	63
Essential Utilities Inc	1,211	58
Evergy Inc	833	52
Eversource Energy	5,900	479
Exelon Corp	15,856	715
FirstEnergy Corp	13,682	519
Hawaiian Electric Industries Inc	1,502	65
IDACORP	994	97
MDU Resources Group Inc	2,166	73
NextEra Energy Inc	9,701	710
NiSource Inc	1,898	48
NRG Energy Inc	3,167	102
Pinnacle West Capital Corp	566	48
Portland General Electric	2,092	100
PPL Corp	23,068	672
Public Service Enterprise Group Inc	1,789	111
Sempra Energy	466	63
Southern Co/The	4,478	286
UGI Corp	1,757	81
Vistra Energy Corp	2,937	47
WEC Energy Group Inc	737	69
Xcel Energy Inc	6,735	477

		7,318

Total Common Stock (Cost $161,898) ($ Thousands)		255,698

FOREIGN COMMON STOCK — 21.6%

Australia — 0.1%
Qantas Airways Ltd	127,637	473

Brazil — 0.1%
Banco Bradesco SA ADR	22,178	113
CPFL Energia SA	27,055	150

		263

Canada — 0.5%
BRP	4,398	371
Dollarama Inc	2,429	106
Home Capital Group Inc, Cl B *	4,666	134
lululemon athletica Inc *	285	92
Lundin Mining Corp	44,745	480
National Bank of Canada	1,789	140

8	SEI Catholic Values Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Toromont Industries Ltd	2,925	$266

		1,589

China — 0.4%
Alibaba Group Holding Ltd ADR *	6,708	1,435

Denmark — 0.6%
Coloplast, Cl B	6,630	1,053
Danske Bank	29,094	548
Demant *	5,854	313

		1,914

France — 1.5%
Cie de Saint-Gobain	27,686	1,860
Faurecia	280	16
Legrand SA	5,753	603
LVMH Moet Hennessy Louis Vuitton	1,987	1,587
Pernod Ricard SA	4,382	967

		5,033

Germany — 0.8%
METRO AG	9,247	120
SAP SE	9,701	1,360
Scout24 AG	2,231	182
Siemens AG	7,236	1,189

		2,851

Hong Kong — 1.9%
AIA Group Ltd	98,800	1,314
Alibaba Group Holding *	15,200	406
China Resources Land ‡	94,000	444
Samsonite International SA	177,300	337
Sands China	226,000	1,035
Tencent Holdings Ltd	19,200	1,488
Topsports International Holdings	245,000	379
Xinyi Glass Holdings Ltd	252,000	985

		6,388

India — 0.8%
HDFC Bank Ltd ADR *	13,165	1,008
Tech Mahindra Ltd	116,842	1,655

		2,663

Isreal — 0.5%
Check Point Software Technologies Ltd *	13,448	1,573

Italy — 0.4%
Prysmian SpA	18,936	653
Stellantis	27,703	544

		1,197

Japan — 1.5%
Daiwa Securities Group Inc	287,500	1,668
Mitsubishi UFJ Financial Group	279,800	1,606
Pigeon Corp	3,100	90
Shimano Inc	3,600	820
SMS Co Ltd	2,100	59
Toei Animation Co Ltd	5,800	642

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Workman Co Ltd	1,800	$123

		5,008

Netherlands — 1.5%
ArcelorMittal	18,542	598
ASML Holding NV	2,886	1,942
Koninklijke Philips NV	24,784	1,399
NN Group NV	11,346	577
OCI NV *	5,211	134
Unilever NV	4,693	281
Wolters Kluwer	1,196	115

		5,046

Norway — 0.5%
DNB ASA	67,184	1,498
Gjensidige Forsikring	4,629	104

		1,602

Russia — 0.1%
Mobile TeleSystems PJSC ADR	52,731	481

South Korea — 1.4%
Coway Co Ltd	18,893	1,376
Hana Financial Group	18,181	742
LG Household & Health Care	775	1,063
Samsung Electronics Co Ltd	21,453	1,541
SK Telecom	447	127

		4,849

Spain — 0.4%
Banco Santander SA ADR	64,215	270
Industria de Diseno Textil	26,229	1,020

		1,290

Sweden — 0.4%
Assa Abloy, Cl B	44,669	1,375
Hexagon, Cl B	7,875	113

		1,488

Switzerland — 0.8%
LafargeHolcim Ltd	31,740	1,901
Partners Group Holding AG	614	928

		2,829

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	13,549	1,590

Thailand — 0.1%
Siam Commercial Bank	136,600	446

United Kingdom — 6.8%
Accenture PLC, Cl A	3,801	1,073
Alkermes PLC *	12,576	285
Allegion PLC	536	75
Amcor PLC	8,591	101
Aon PLC, Cl A	1,272	322
Aptiv PLC *	636	96
Atlassian Corp PLC, Cl A *	3,450	805
BP PLC ADR	13,955	366
ConvaTec Group PLC	104,676	353
Dechra Pharmaceuticals PLC	20,595	1,201

SEI Catholic Values Trust / Quarterly Report / May 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Diageo PLC	29,677	$1,432
Eaton Corp PLC	5,869	852
Fresnillo PLC	25,853	329
Gates Industrial Corp PLC *	5,238	95
Greencore Group PLC	62,981	126
Horizon Therapeutics PLC *	5,701	523
Intertek Group PLC	4,058	312
Jazz Pharmaceuticals PLC *	6,740	1,201
Johnson Controls International PLC	8,766	583
Kingfisher PLC	288,881	1,476
Linde PLC	2,709	814
London Stock Exchange Group	4,301	462
Man Group PLC	205,818	520
Medtronic PLC	30,954	3,918
Nielsen Holdings PLC	2,443	66
nVent Electric PLC	2,436	79
Pentair PLC	1,364	94
Prudential PLC	40,299	858
RELX PLC	30,314	793
Royalty Pharma PLC, Cl A	1,458	59

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Sensata Technologies Holding PLC *	1,149	$68
Smiths Group PLC	22,016	484
STERIS PLC	2,039	389
Trane Technologies PLC	3,308	617
Unilever PLC ADR	28,811	1,728
Willis Towers Watson PLC	290	76

		22,631

Total Foreign Common Stock (Cost $57,967) ($ Thousands)		72,639

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	3,913,603	3,914

Total Cash Equivalent (Cost $3,914) ($ Thousands)		3,914

Total Investments in Securities — 99.1% (Cost $223,779) ($ Thousands)		$332,251

A list of the open futures contracts held by the Fund at May 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
Russell 2000 Index E-MINI	5	Jun-2021	$565	$567	$2
S&P 500 Index E-MINI	17	Jun-2021	3,553	3,572	19

			$4,118	$4,139	$21

Percentages are based on Net Assets of $335,249 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of May 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	255,698	–	–	255,698
Foreign Common Stock	72,639	–	–	72,639
Cash Equivalent	3,914	–	–	3,914

Total Investments in Securities	332,251	–	–	332,251

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	21	–	–	21

Total Other Financial Instruments	21	–	–	21

* Futures contracts are valued at unrealized appreciation on the instrument.

For the period ended May 31, 2021, there were no transfers in or out of Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

10	SEI Catholic Values Trust / Quarterly Report / May 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2021

Catholic Values Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2021 ($ Thousands):

Security Description	Value 2/28/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 5/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 2,809	$ 23,326	$ (22,221)	$ —	$ —	$ 3,914	3,913,603	$ —	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Catholic Values Trust / Quarterly Report / May 31, 2021	11